Consolidated Statement of Operations	6 Months Ended
Mar. 31, 2016 USD ($) $ / shares shares
Income Statement [Abstract]
Net Revenues
Operating Expenses
General and administrative expenses	938
Software development	175,098
Costs paid to related parties (including $252,000 of stock compensation costs)	299,725
Total operating expenses	475,761
Net loss	$ (475,761)
Net loss per share-basic and diluted | $ / shares	$ 0.00
Weighted-average common shares outstanding, basic and diluted | shares	153,084,828